UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 12, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $66,219


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    1,962   476,300   Sh        Defined       01,03  476,300   0    0
Cablevision Systems Corp              Cl A        12686C109      780    86,100   Sh        Defined       01,03   86,100   0    0
Chemfirst Inc                          Com        16361A106    2,404    83,600   Sh        Defined       01,03   83,600   0    0
Digene Corp                            Com        253752109    2,146   271,600   Sh        Defined       01,03  271,600   0    0
FEI Co                                 Com        30241L109      266    18,400   Sh        Defined       01,03   18,400   0    0
Golden State Bancorp Inc.              Com        381197102      524    16,200   Sh        Defined       01,03   16,200   0    0
Paypal Inc                             Com        704508100   12,439   594,900   Sh        Defined       01,03  594,900   0    0
Pennzoil-Quaker State Co               Com        709323109   17,345   789,500   Sh        Defined       01,03  789,500   0    0
Pharmacia Corp                         Com        71713U102   12,854   330,600   Sh        Defined       01,03  330,600   0    0
Syncor International Corp              Com        87157J106    1,878    58,500   Sh        Defined       01,03   58,500   0    0
TRW Inc                                Com        872649108    3,097    52,900   Sh        Defined       01,03   52,900   0    0
Unilab Corp.                           Com        904763208    7,571   361,033   Sh        Defined       01,03  361,033   0    0
Verizon Communications                 Com        92343V104    2,953   107,600   Sh        Defined       01,03  107,600   0    0